Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income	$ 6,408	$ 5,115
Net cash provided by operating activities	11,717	11,445
Purchases of securities available for sale	(9,947)	(29,136)
Proceeds from sale of securities available for sale	22,129	12,178
Net cash used in investing activities	(60,399)	(104,042)
Redemption of perpetual preferred stock from U.S. Treasury		(20,649)
Repurchase of warrant from U.S. Treasury		(2,707)
Proceeds from exercise of stock options	70
Proceeds from rights offering	6,143
Dividends on preferred stock		(585)
Dividends on common stock	(757)	(188)
Net cash provided by (used in) financing activities	79,099	97,809
Increase (decrease) in cash and cash equivalents	30,417	5,212
Cash: Interest paid	7,285	6,509
Parent Company Only [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	6,408	5,115
Equity in undistributed net income of subsidiary	(6,182)	(4,776)
Gains on sales of securities		(3)
Net change in other assets and other liabilities	53	(22)
Net cash provided by operating activities	279	314
Purchases of securities available for sale		(100)
Proceeds from sale of securities available for sale		63
Net cash used in investing activities		(37)
Redemption of perpetual preferred stock from U.S. Treasury		(20,649)
Repurchase of warrant from U.S. Treasury		(2,707)
Proceeds from exercise of stock options	70
Proceeds from rights offering	6,143
Investment in Bank	(6,500)
Dividends on preferred stock		(585)
Dividends on common stock	(753)	(188)
Dividend from Bank	235	12,707
Net cash provided by (used in) financing activities	(805)	(11,422)
Increase (decrease) in cash and cash equivalents	(526)	(11,145)
Cash and cash equivalents, beginning of period	724	11,869
Cash and cash equivalents, end of period	198	724
Cash: Interest paid	$ 281	$ 287